Loan Payable - Related Parties (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Aug. 31, 2017	Aug. 31, 2016
Related Party Transaction [Line Items]
Common Shares Issued to repay loan	219,444,444		219,444,444
Fair Value of Shares Issued to repay loans	$ 460,833		$ 460,833
Management fees	(52,500)	$ (45,000)	(187,500)	$ (216,000)
Related Party Loans Owed	604,716	557,576	557,576	598,955
Related Party Notes, net of unamortized discount		191,264		191,264
Director | Loans Payable
Related Party Transaction [Line Items]
Advances from related parties	7,655	8,061	160,610	24,111
Repayment of loan payable	$ 13,015	$ 86,500	$ 114,846	$ 99,643
Common Shares Issued to repay loan	0	34,285,739	34,285,739	0
Portion of loan repayed by shares		$ 72,000	$ 72,000
Related Party | Loans Payable
Related Party Transaction [Line Items]
Advances from related parties			2,500	$ 43,936
Repayment of loan payable	$ 0		$ 0	$ 60,700
Common Shares Issued to repay loan	0	79,600,000	206,505,000	3,200,000
Fair Value of Shares Issued to repay loans	$ 0	$ 111,440	$ 238,345	$ 3,200